Share-based payment plans	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share-based payment plans	Share-based payment plans
The expense recognized for employee and other services received during the year ended December 31, 2022 and arising from equity-settled share-based payment transactions was $5,477,000 (2020: $2,985,000; 2021: $5,135,000). Of this total, $124,000 in 2022 (2020: $4,000; 2021: $76,000), related to warrants plans for consultants considered equivalent to employees.
The breakdown is as follows:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Cost of revenue	$42	$57	$159
Research and development	$1,394	$2,109	$1,758
Sales and marketing	$529	$970	$1,132
General and administrative	$1,020	$1,999	$2,428
Total	$2,985	$5,135	$5,477
Stock options, warrants and restricted share awards give the right to acquire ordinary shares. The exercise price for options and warrants is based on the closing market price on the effective date of grant. There is no exercise price for restricted share awards; the beneficiary receives title to the underlying ordinary shares with no cash payment at the end of the vesting period. In general, the contractual life of the stock options and warrants is ten years. There are no cash settlement alternatives, and the Company has not developed a practice of cash settlement.
There have been no cancellations or modifications to any of the plans during the years ended December 31, 2020, 2021 or 2022.
General employee stock option and restricted shares awards
All employees of the French parent company and its subsidiaries are entitled to a grant of stock options or restricted shares awards.
In general, vesting of the stock options occurs over four years, with 25% vesting after the first anniversary of grant and the remaining 75% vesting monthly over the remaining 36 months. Restricted shares awards (RSA) vest over four years, with either 25% vesting after the 1-year anniversary of the grant and the remaining 75% of the grant vesting quarterly over the remaining 3 years, or with 50% vesting after the 2-year anniversary of the grant and the remaining 50% vesting quarterly over the remaining 2 years. From time to time, vesting of founders' warrants, stock options and restricted shares may be linked to employee performance with different vesting periods. Vested restricted shares may be sold only beginning two years after the effective date of grant.
All expenses related to these plans have been recorded in the Consolidated Statement of Operations in the same line items as the related employees’ cash-based compensation.
Warrant plans for board members and consultants
The Company awards warrants to members of the board of directors following approval by the shareholders and to a limited number of consultants who have long-term relationships with the Company. Vesting may be over a one-year, two-year, three-year or four-year period, or may be immediate, depending on the nature of the service contract. All expenses related to these plans have been recorded in the Consolidated Statements of Operations in the same line items as the related service provider’s cash-based compensation.
Movements in the periods presented
The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, stock options and warrants during the period:

	December 31,
	2020		2021		2022
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	5,771,960	$3.46	5,687,367	$3.41	5,233,437	$1.73
Granted during the year	252,000	$1.51	1,076,000	$1.55	1,110,288	$0.70
Forfeited during the year	(207,265)	$1.84	(139,722)	$1.85	(85,400)	$1.78
Exercised during the year(1)	(24,828)	$1.29	(94,008)	$1.47	—	$—
Expired during the year	(104,500)	$5.21	(1,296,200)	$8.35	(389,804)	$2.05
Outstanding at period end	5,687,367	$3.41	5,233,437	$1.73	5,868,521	$1.51
Of which, warrants for consultants equivalent to employees	155,500	$2.30	203,000	$1.79	487,288	$1.29
Exercisable at period end	5,180,701	$3.45	3,977,831	$1.79	4,685,828	$1.70
Of which, warrants for consultants equivalent to employees	155,500	$2.30	165,667	$1.72	228,595	$1.73
(1)The weighted average share estimated fair value at the dates of exercise of these options was, $1.78 in 2021 and $1.72 in 2020.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2020	2021	2022
Outstanding at January 1,	5,883,187	9,525,135	10,379,481
Granted during the year	5,475,616	4,426,496	10,550,820
Forfeited during the year	(165,528)	(628,186)	(736,282)
Vested during the year	(1,668,140)	(2,943,964)	(3,441,468)
Outstanding at period end	9,525,135	10,379,481	16,752,551
Exercise prices are denominated in U.S. dollars. Euro-denominated exercise prices were converted to U.S. dollars at the historical exchange rate for purposes of presentation in this table.
The weighted average remaining contractual life of stock options and warrants outstanding as December 31, 2022 was 2.8 years (2021: 3.0 years; 2020: 3.4 years).
The range of exercise prices per share for stock options and warrants outstanding at December 31, 2022 was $0.62 - $3.31, $0.89 - $3.31 at December 31, 2021 and $0.89—$8.50 at December 2020.
The weighted average fair value of stock options and warrants granted during the year ended December 31, 2022 was $0.34 (2021: $0.72; 2020: $0.73). The weighted average fair value of the restricted shares awards granted during the year ended December 31, 2022 was $0.91 (2021: $1.14; 2020: $1.32). The fair value is measured at the grant date. The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2020, 2021 and 2022:

	December 31,
	2020	2021	2022
Dividend yield (%)	—	—	—
Expected volatility (%)	57	59	57
Risk–free interest rate (%)	—	—	1.25 to 2.1
Assumed annual lapse rate of awards (%)	12 for all except 2 for warrants and a limited group of beneficiaries	15 for all except 2 for warrants and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.33	1.22	0.89
Model used	Binomial	Binomial	Binomial
For the years ended December 31, 2022, 2021 and 2020 the expected volatility assumption is based on the Company’s volatility since its initial public offering in 2011.
Stock options and warrants can be exercised during a period after the vesting date until the plan terminates. In the pricing model, the assumption was made that plan participants will exercise before the end of the exercise period if the share price reaches a certain multiple of the exercise price.
If a sell-price multiple of 3 instead of 2 had been used (no impact on the restricted shares) and if the weighted average share price used in the pricing model had been decreased by 10%, share-based payment total compensation for stock options, warrants and restricted shares awards granted through December 31, 2022 would have decreased by approximately (9.40)% (2021: (8.18)%; 2020: (10.05)%).
The expected life of the stock options and warrants is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.